Commitments and Contingencies	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on July 21, 2020, the holders of the Founder Shares and Representative Shares, as well as the holders of the Private Units and any units that may be issued in payment of Working Capital Loans made to Company, will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Representative Shares, Private Units and units issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a business combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on the effective date of the Initial Public Offering. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

On the Closing Date, in connection with the consummation of the Business Combination, the Company entered into that certain Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”) with PSAC, the Sponsor, EarlyBirdCapital, Inc., and certain FF shareholders (collectively, with each other person who has executed and delivered a joinder thereto, the “RRA Parties”), pursuant to which the RRA Parties are entitled to certain registration rights in respect of the registrable securities under the Registration Rights Agreement. The material terms of the Registration Rights Agreement are described in the section of the Proxy Statement entitled “Certain Agreements Related to the Business Combination—Registration Rights Agreement,” which is incorporated herein by reference.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $8,042,149 (exclusive of any applicable finders’ fees which might become payable); provided that up to 33% of the fee may be allocated at the Company’s sole discretion to other third parties who are investment banks or financial advisory firms not participating in this offering that assist the Company in identifying and consummating a Business Combination.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on July 21, 2020, the holders of the Founder Shares and Representative Shares, as well as the holders of the Private Units and any units that may be issued in payment of Working Capital Loans made to Company, will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Representative Shares, Private Units and units issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a business combination. Notwithstanding anything to the contrary, EarlyBirdCapital may only make a demand on one occasion and only during the five-year period beginning on the effective date of the Initial Public Offering. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination; provided, however, that EarlyBirdCapital may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the Initial Public Offering. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company has engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in holding meetings with its shareholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The Company will pay EarlyBirdCapital a cash fee for such services upon the consummation of a Business Combination in an amount equal to 3.5% of the gross proceeds of Initial Public Offering, or $8,042,149 (exclusive of any applicable finders’ fees which might become payable); provided that up to 33% of the fee may be allocated at the Company’s sole discretion to other third parties who are investment banks or financial advisory firms not participating in this offering that assist the Company in identifying and consummating a Business Combination.

FF Intelligent Mobility Global Holdings Ltd [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies
11.	Commitments and Contingencies

Legal Matters

The Company is, from time to time, subject to claims and disputes arising in the normal course of business. In the opinion of management, while the outcome of any such claims and disputes cannot be predicted with certainty, its ultimate liability in connection with these matters is not expected to have a material adverse effect on the Company’s results of operations and cash flows.

As of June 30, 2021 and December 31, 2020, the Company had accrued contingent liabilities of $13,127 and $6,025, respectively, for potential financial exposure related to ongoing legal matters primarily related to breach of contracts and employment matters. As of June 30, 2021, contingent liabilities of $12,333 were recorded in Accounts Payable and $794 was recorded in Accrued Expenses and Other Liabilities on the Company’s Condensed Consolidated Balance Sheets. Similarly, $5,025 was recorded in Accrued Expenses and Other Liabilities and $1,000 was recorded in Other Liability, less current portion on the Company’s December 31, 2020, Condensed Consolidated Balance Sheets. These contingent liabilities are related to four legal matters that have been determined to be both probable of loss and reasonably estimable.

The Company recorded the incremental loss related to an outstanding legal matter in the amount of $6,309 as general and administrative expense in the Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and six months ending June 30, 2021. Subsequent to June 30, 2021, the Company settled an outstanding legal matter for $2,850 in cash and agreed to issue stock options to purchase 6,000,000 Class A Ordinary Stock in the Company at an exercise price of $0.36 per share (“Settlement Options”). The Settlement Options vest 21 days after the Closing Date of the Business Combination. As part of the settlement agreement, no party admitted or acknowledged the existence of any liability or wrongdoing and all claims, including those asking for damages, were voluntarily dismissed.

11.	Commitments and Contingencies

Facility Leases

The Company’s lease agreements include leasehold improvement incentives as well as escalation clauses. The Company records rent expense on a straight-line basis over the lease term.

The Company has several noncancelable operating leases, primarily for office space, with various expiration dates through December 2021. These leases generally contain renewal options for periods ranging from three to five years and require the Company to pay all executory costs such as maintenance and insurance.

The Company recorded rent expense of $2,452 and $4,282 for the years ended December 31, 2020 and 2019, respectively.

The minimum aggregate future obligations under noncancelable operating leases as of December 31, 2020 were as follows:

Year ended December 31,
2021	$525
$525

The Company has four capital leases, one in Hanford, California for its main production facility, one in Gardena, California for its headquarters and two equipment leases.

The minimum aggregate future minimum lease payments under capital leases as of December 31, 2020 were as follows:

Years ended December 31,
2021	$4,395
2022	3,041
2023	2,166
2024	1,757
2025	1,792
Thereafter	3,692
$16,843

Legal Matters

The Company is, from time to time, subject to claims and disputes arising in the normal course of business. In the opinion of management, while the outcome of any such claims and disputes cannot be predicted with certainty, its ultimate liability in connection with these matters is not expected to have a material adverse effect on the Company’s results of operations.

As of December 31, 2020 and 2019, the Company accrued contingent liabilities of approximately $ 6,025 and $10,780, respectively, for potential financial exposure related to ongoing legal matters primarily related to breach of contracts and employment matters. As of December 31, 2020 and 2019, contingent liabilities of $5,025 and $3,305, respectively, were recorded in accrued expenses and other liabilities on the Company’s consolidated balance sheets. As of December 31, 2020 and 2019, non-current contingent liabilities of $1,000 and $7,475, respectively, were recorded in other liabilities on the Company’s consolidated balance sheets. These contingent liabilities are related to four and six legal matters as of December 31, 2020, and 2019, respectively, that have been determined to be both probable of loss and reasonably estimable.

During the year ended December 31, 2020, $2,500 of legal claims were settled in cash for amounts consistent with the amount accrued as of December 31, 2019. In addition, during the year ended December 31, 2020, a legal matter associated with a United States Department of Labor investigation was resolved without any additional fines or penalties, resulting in the reversal of accrued expense in the amount of $2,255, which was recorded in general and administrative expense in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2020.

During the year ended December 31, 2020, the Company received a judicial decision relating to a dispute for unpaid vendor payments. The judicial decision obligated the Company to pay $6,082 to certain vendors. This amount was not previously accrued in 2019 as the settlement was not considered probable as of December 31, 2019. The Company recorded $6,082 in general and administrative expense in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2020 and recorded in accrued expenses and other liabilities on the consolidated balance sheets as of December 31, 2020.

During 2019, the Company resolved two separate breach of contract claims related to land in Las Vegas previously owned by the Company. One matter related to a dispute with a vendor was settled for $4,500 and was placed in the Vendor Trust. A second matter with a vendor was settled in cash for $890 during 2019. The Company reversed $12,960 of contingent liabilities associated with the final settlement of these legal matters and recorded the reversal in general and administrative expense in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019.

Additionally, during 2019 the Company resolved a wrongful termination claim which was settled for $550 during 2019. The Company reversed $1,725 of contingent liabilities associated with the final settlement of this legal matter and recorded the reversal in general and administrative expense in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2019.